Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Claims and Benefits Payable
Future Policy Benefits and Expenses	$ 2,875,419	$ 2,906,706
Unearned Premiums	34,076	34,355
Case Reserves	1,520,504	1,515,373
Incurred But Not Reported Reserves	199,412	202,565
Short Duration Contracts | Group term life
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	2,386	2,780
Case Reserves	159,165	160,789
Incurred But Not Reported Reserves	29,885	27,730
Short Duration Contracts | Group disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	1,914	1,430
Case Reserves	1,034,503	1,063,982
Incurred But Not Reported Reserves	97,688	104,953
Short Duration Contracts | Medical
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	6	22
Case Reserves	1,331	1,412
Incurred But Not Reported Reserves	91	726
Short Duration Contracts | Dental
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	4,141	3,773
Case Reserves	1,557	2,106
Incurred But Not Reported Reserves	16,123	16,448
Short Duration Contracts | Credit disability
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	14	14
Case Reserves	0	0
Incurred But Not Reported Reserves	1,842	1,962
Short Duration Contracts | All other
Claims and Benefits Payable
Future Policy Benefits and Expenses	0	0
Unearned Premiums	354	172
Case Reserves	429	360
Incurred But Not Reported Reserves	2,291	1,986
Long Duration Contracts: | Preneed funeral life insurance policies and investment-type annuity contracts
Claims and Benefits Payable
Future Policy Benefits and Expenses	843,955	906,864
Unearned Premiums	21	42
Case Reserves	5,087	5,737
Incurred But Not Reported Reserves	3,317	3,021
Long Duration Contracts: | Life insurance no longer offered
Claims and Benefits Payable
Future Policy Benefits and Expenses	245,062	251,495
Unearned Premiums	393	525
Case Reserves	1,452	1,485
Incurred But Not Reported Reserves	961	1,163
Long Duration Contracts: | FFG, LTC and other disposed businesses
Claims and Benefits Payable
Future Policy Benefits and Expenses	1,752,171	1,714,854
Unearned Premiums	24,449	25,227
Case Reserves	304,339	265,886
Incurred But Not Reported Reserves	36,465	34,869
Long Duration Contracts: | All other
Claims and Benefits Payable
Future Policy Benefits and Expenses	34,231	33,493
Unearned Premiums	398	370
Case Reserves	12,641	13,616
Incurred But Not Reported Reserves	$ 10,749	$ 9,707